Columbia Select Global Equity Fund
First Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Belgium 0.8%
Azelis Group NV	295,682	6,057,302
Brazil 0.8%
MercadoLibre, Inc.(a)	3,148	6,051,054
France 3.0%
Cie de Saint-Gobain SA	83,693	7,848,179
Schneider Electric SE	56,438	14,314,076
Total		22,162,255
Germany 1.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	16,233	8,798,812
India 1.5%
HDFC Bank Ltd.	414,509	8,113,342
Phoenix Mills Ltd. (The)	181,906	3,438,248
Total		11,551,590
Ireland 1.6%
Smurfit WestRock PLC	231,518	12,291,291
Japan 5.7%
Keyence Corp.	55,300	23,818,198
ORIX Corp.	537,400	11,351,406
Renesas Electronics Corp.(a)	574,700	7,697,808
Total		42,867,412
Luxembourg 0.3%
CVC Capital Partners PLC(a),(b)	108,777	2,575,592
Taiwan 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,005,000	33,539,968
United Kingdom 12.6%
3i Group PLC	241,251	11,590,510
Compass Group PLC	382,301	13,171,949
Experian PLC	380,389	18,737,840
London Stock Exchange Group PLC	50,998	7,588,912
Pearson PLC	544,896	9,040,253
RELX PLC	533,214	26,477,533
Weir Group PLC (The)	276,424	8,245,953
Total		94,852,950
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 66.9%
Abbott Laboratories	62,690	8,019,932
Alphabet, Inc., Class A	117,243	23,919,917
Amazon.com, Inc.(a)	154,790	36,790,487
Apple, Inc.	48,689	11,490,604
Boston Scientific Corp.(a)	75,654	7,743,943
Broadcom, Inc.	70,112	15,513,682
Cooper Cos, Inc. (The)(a)	79,687	7,693,780
Eli Lilly & Co.	11,535	9,355,808
Hilton Worldwide Holdings, Inc.	28,235	7,230,137
Howmet Aerospace, Inc.	180,198	22,809,463
Insulet Corp.(a)	59,118	16,457,269
Intercontinental Exchange, Inc.	59,223	9,465,612
Intuit, Inc.	11,712	7,044,885
Intuitive Surgical, Inc.(a)	17,239	9,858,639
Lam Research Corp.	360,784	29,241,543
Linde PLC	62,372	27,825,397
MasterCard, Inc., Class A	76,951	42,740,894
Meta Platforms, Inc., Class A	29,557	20,370,093
Microsoft Corp.	148,340	61,570,000
NVIDIA Corp.	157,515	18,912,826
Procter & Gamble Co. (The)	44,695	7,418,923
Progressive Corp. (The)	61,388	15,128,459
Synopsys, Inc.(a)	43,051	22,622,440
Thermo Fisher Scientific, Inc.	28,548	17,064,567
Union Pacific Corp.	31,165	7,722,375
Visa, Inc., Class A	69,305	23,688,449
Waste Connections, Inc.	78,230	14,376,327
Total		502,076,451
Total Common Stocks (Cost $443,699,844)		742,824,677

Columbia Select Global Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Global Equity Fund, January 31, 2025 (Unaudited)
Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(c),(d)	21,911,923	21,909,732
Total Money Market Funds (Cost $21,907,249)		21,909,732
Total Investments in Securities (Cost $465,607,093)		764,734,409
Other Assets & Liabilities, Net		(13,841,243)
Net Assets		$750,893,166
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $2,575,592, which represents 0.34% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	4,588,244	105,399,056	(88,079,490)	1,922	21,909,732	1,842	108,815	21,911,923
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Global Equity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT155_10_R01_(03/25)